Leases - quantitative information about the Companys leases (Details) - Humacyte, Inc. - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating cash flows from leases, Operating Leases	$ (53)	$ (89)	$ (182)	$ (137)
Operating cash flows from leases, Finance Leases	(525)	(1,106)	(2,180)	(2,298)
Financing cash flows from leases	$ (834)	$ (722)	$ (1,500)	$ (1,292)
Weighted-average remaining lease term, Operating Leases	5 years 11 months 23 days	6 years 5 months 4 days	6 years 2 months 26 days	6 years 4 months 17 days
Weighted-average remaining lease term, Finance Leases	5 years 3 months 3 days	6 years 14 days	5 years 6 months 7 days	6 years 7 days
Weighted-average discount rate, Operating Leases	8.50%	8.50%	8.50%	8.50%
Weighted-average discount rate, Finance Leases	8.50%	8.50%	8.50%	8.50%